Average Annual Total Returns - AMG TimesSquare Mid Cap Growth Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	33.36%
5 Years	18.23%
10 Years	14.58%
Since Inception		[1]
Class N
Average Annual Return:
1 Year	33.03%
5 Years	17.99%
10 Years	14.35%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	27.81%
5 Years	14.37%
10 Years	11.84%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.10%
5 Years	13.68%
10 Years	11.30%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	33.27%
5 Years
10 Years
Since Inception	19.97%	[1]
Inception Date	Feb. 24, 2017

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.